19. Segmental Reporting (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Segment Reporting

	June 30, 2022
	Betting establishments	Betting platform software and services	All other	Total
Purchase of non-current assets	$157,296	$66,208	$5,571	$229,075
Assets
Current assets	5,694,098	2,286,286	1,834,260	9,814,644
Non-current assets	2,524,416	30,455,689	105,835	33,085,940
Liabilities
Current liabilities	(5,289,319)	(1,536,891)	(1,498,586)	(8,324,796)
Non-current liabilities	(1,197,653)	(17,067,797)	—	(18,265,450)
Intercompany balances	5,098,265	(3,198,714)	(1,899,551)	—
Net asset position	$6,829,807	$10,938,573	$(1,458,042)	$16,310,338